Pay vs Performance Disclosure		12 Months Ended
		May 31, 2024 USD ($)	May 31, 2023 USD ($)	May 31, 2022 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding executive pay and performance. The table below shows, for each applicable fiscal year, total compensation as reported in the Summary Compensation Table (“SCT”) and “compensation actually paid” (“CAP”) for our principal executive officer (“PEO”) and as an average for all of our other named executive officers (“Non-PEO NEOs”) for the three most-recently completed fiscal years. Both SCT pay and CAP are calculated in accordance with the requirements of Regulation S-K and may differ substantially from the manner in which the Compensation Committee makes decisions regarding executive pay.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(4)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return ($)(5)	Net Income (Loss) ($)(6)
2024	—	(70,829)	330,763	305,630	133.54	2,003,134
2023	—	512,079	82,389	206,526	163.08	1,824,575
2022	279,000	728,500	82,667	189,000	72.31	(182,903)
(1)	The named executive officers included in the table above are as follows:
Year	PEOs	Non-PEO NEOs
2024	Jeff Toghraie	Jeff Brown and Monica Diaz Brickell
2023	Jeff Toghraie	Jeff Brown, Meenu Jain and Monica Diaz Brickell
2022	Jeff Toghraie	Jeff Brown, Donald Starace and Christopher Go
(2)	In accordance with the requirements of Item 402(v) of Regulation S-K, CAP values shown in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns are calculated by beginning with total compensation as reported in the SCT for the applicable fiscal year, then (i) subtracting the grant date fair value of awards reported in the “Stock Awards” and “Option Awards” columns of the SCT, and (ii) making various required adjustments related to changes in fair value of stock and option awards for the applicable fiscal year. For purposes of those adjustments, stock and option awards were valued in a manner consistent with the valuation of those awards for financial accounting purposes, but determined as of the end of the fiscal year or the vesting date, as applicable.

(3)	The following adjustments were made to determine the CAP of our PEO, Jeff Toghraie, as reported above in the Pay Versus Performance table:
	PEO
	2024	2023	2022
SCT – Total Compensation	$—	$—	$279,000
- grant date fair value of stock and option awards granted during the covered fiscal year	—	—	(279,000)
+ fair value at fiscal year end of outstanding and unvested stock and option awards granted during the covered fiscal year	—	—	728,500
+ change in fair value at fiscal year end of outstanding and unvested stock and option awards granted in prior fiscal years	(37,206)	457,248	—
+ fair value of awards granted during the fiscal year that vested during the covered fiscal year	—	—	—
+ change in fair value as of vesting date of stock and option awards granted in prior fiscal years that vested during the covered fiscal year	(33,623)	54,831	—
- fair value as of prior fiscal year end of stock and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	—	—	—
+ dollar value of dividends or earnings paid on stock and option awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	—	—	—
Cumulative Equity Adjustments (subtotal)	(70,829)	512,079	449,500
Compensation Actually Paid	$(70,829)	$512,079	$728,500
(4)	The following adjustments were made to determine the CAP of our non-PEO NEOs, as reported in the Pay Versus Performance Table. For non-PEO NEOs, CAP (including each of the adjustments shown below) is calculated on an average basis.
	Non-PEO NEOs
	2024	2023	2022
SCT – Total Compensation	$330,763	$82,389	$82,667
- grant date fair value of stock and option awards granted during the covered fiscal year	—	(5,000)	(66,000)
+ fair value at fiscal year end of outstanding and unvested stock and option awards granted during the covered fiscal year	—	—	172,333
+ change in fair value at fiscal year end of outstanding and unvested stock and option awards granted in prior fiscal years	(13,202)	116,166	—
+ fair value of awards granted during the fiscal year that vested during the covered fiscal year	—	—	—
+ change in fair value as of vesting date of stock and option awards granted in prior fiscal years that vested during the covered fiscal year	(11,931)	12,971	—
- fair value as of prior fiscal year end of stock and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	—	—	—
+ dollar value of dividends or earnings paid on stock and option awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	—	—	—
Cumulative Equity Adjustments (subtotal)	(25,133)	124,137	106,333
Compensation Actually Paid	$305,630	$206,526	$189,000

(5)	Total shareholder return (“TSR”) represents the cumulative investment return of an initial fixed $100 investment in the Company’s common stock at the price per share at market close on May 31, 2021, assuming reinvestment of any dividends.
(6)	Represents net income (loss) determined in accordance with GAAP and as reported in our Form 10-K for the applicable fiscal year.

The Company’s relatively modest compensation arrangements with its named executive officers have included both cash compensation (such as base salaries for certain executives) and equity-based compensation (such as stock options and restricted stock). As disclosed in the Pay Versus Performance table above, the Company’s use of equity-based compensation has helped to promote directional alignment between the Company’s TSR, on the one hand, and both the CAP of the PEO and the average CAP of the Non-PEO NEOs, on the other hand.

The Company does not use GAAP net income (loss) as a performance metric in any compensation programs for its named executive officers. Accordingly, the Company does not expect that the CAP of the PEO or the average CAP of the Non-PEO NEOs will necessarily bear any relationship to the Company’s GAAP net income (loss) for any particular year.

PEO Total Compensation Amount	[1]			$ 279,000
PEO Actually Paid Compensation Amount	[1],[2],[3]	$ (70,829)	512,079	728,500
Adjustment To PEO Compensation, Footnote [Text Block]

(3)	The following adjustments were made to determine the CAP of our PEO, Jeff Toghraie, as reported above in the Pay Versus Performance table:
	PEO
	2024	2023	2022
SCT – Total Compensation	$—	$—	$279,000
- grant date fair value of stock and option awards granted during the covered fiscal year	—	—	(279,000)
+ fair value at fiscal year end of outstanding and unvested stock and option awards granted during the covered fiscal year	—	—	728,500
+ change in fair value at fiscal year end of outstanding and unvested stock and option awards granted in prior fiscal years	(37,206)	457,248	—
+ fair value of awards granted during the fiscal year that vested during the covered fiscal year	—	—	—
+ change in fair value as of vesting date of stock and option awards granted in prior fiscal years that vested during the covered fiscal year	(33,623)	54,831	—
- fair value as of prior fiscal year end of stock and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	—	—	—
+ dollar value of dividends or earnings paid on stock and option awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	—	—	—
Cumulative Equity Adjustments (subtotal)	(70,829)	512,079	449,500
Compensation Actually Paid	$(70,829)	$512,079	$728,500
(4)	The following adjustments were made to determine the CAP of our non-PEO NEOs, as reported in the Pay Versus Performance Table. For non-PEO NEOs, CAP (including each of the adjustments shown below) is calculated on an average basis.
	Non-PEO NEOs
	2024	2023	2022
SCT – Total Compensation	$330,763	$82,389	$82,667
- grant date fair value of stock and option awards granted during the covered fiscal year	—	(5,000)	(66,000)
+ fair value at fiscal year end of outstanding and unvested stock and option awards granted during the covered fiscal year	—	—	172,333
+ change in fair value at fiscal year end of outstanding and unvested stock and option awards granted in prior fiscal years	(13,202)	116,166	—
+ fair value of awards granted during the fiscal year that vested during the covered fiscal year	—	—	—
+ change in fair value as of vesting date of stock and option awards granted in prior fiscal years that vested during the covered fiscal year	(11,931)	12,971	—
- fair value as of prior fiscal year end of stock and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	—	—	—
+ dollar value of dividends or earnings paid on stock and option awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	—	—	—
Cumulative Equity Adjustments (subtotal)	(25,133)	124,137	106,333
Compensation Actually Paid	$305,630	$206,526	$189,000

Non-PEO NEO Average Total Compensation Amount	[1]	$ 330,763	82,389	82,667
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[4]	305,630	206,526	189,000
Net Income (Loss) Attributable to Parent	[5]	$ 2,003,134	$ 1,824,575	$ (182,903)
Company Selected Measure Amount	[6]	133.54	163.08	72.31
SCT [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				$ 279,000
PEO Actually Paid Compensation Amount		(70,829)	512,079	728,500
Non-PEO NEO Average Total Compensation Amount		330,763	82,389	82,667
Non-PEO NEO Average Compensation Actually Paid Amount		$ 305,630	$ 206,526	$ 189,000
PEO [Member] | Jeff Toghraie [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Jeff Toghraie	Jeff Toghraie	Jeff Toghraie
PEO [Member] | SCT [Member] | Grant date fair value of stock and option awards granted during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (279,000)
PEO [Member] | SCT [Member] | Fair value at fiscal year end of outstanding and unvested stock and option awards granted during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				728,500
PEO [Member] | SCT [Member] | Change in fair value at fiscal year end of outstanding and unvested stock and option awards granted in prior fiscal years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(37,206)	457,248
PEO [Member] | SCT [Member] | Fair value of awards granted during the fiscal year that vested during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | SCT [Member] | Change in fair value as of vesting date of stock and option awards granted in prior fiscal years that vested during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(33,623)	54,831
PEO [Member] | SCT [Member] | Fair value as of prior fiscal year end of stock and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | SCT [Member] | Dollar value of dividends or earnings paid on stock and option awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | SCT [Member] | Cumulative Equity Adjustments (subtotal) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (70,829)	$ 512,079	$ 449,500
Non-PEO NEO [Member] | Jeff Brown and Monica Diaz Brickell [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Jeff Brown and Monica Diaz Brickell
Non-PEO NEO [Member] | Jeff Brown, Meenu Jain and Monica Diaz Brickell [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Jeff Brown, Meenu Jain and Monica Diaz Brickell
Non-PEO NEO [Member] | Jeff Brown, Donald Starace and Christopher Go [Member]
Pay vs Performance Disclosure [Table]
PEO Name				Jeff Brown, Donald Starace and Christopher Go
Non-PEO NEO [Member] | SCT [Member] | Grant date fair value of stock and option awards granted during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (5,000)	$ (66,000)
Non-PEO NEO [Member] | SCT [Member] | Fair value at fiscal year end of outstanding and unvested stock and option awards granted during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				172,333
Non-PEO NEO [Member] | SCT [Member] | Change in fair value at fiscal year end of outstanding and unvested stock and option awards granted in prior fiscal years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(13,202)	116,166
Non-PEO NEO [Member] | SCT [Member] | Fair value of awards granted during the fiscal year that vested during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | SCT [Member] | Change in fair value as of vesting date of stock and option awards granted in prior fiscal years that vested during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(11,931)	12,971
Non-PEO NEO [Member] | SCT [Member] | Fair value as of prior fiscal year end of stock and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | SCT [Member] | Dollar value of dividends or earnings paid on stock and option awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | SCT [Member] | Cumulative Equity Adjustments (subtotal) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (25,133)	$ 124,137	$ 106,333

[1]	The named executive officers included in the table above are as follows:
[2]	In accordance with the requirements of Item 402(v) of Regulation S-K, CAP values shown in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns are calculated by beginning with total compensation as reported in the SCT for the applicable fiscal year, then (i) subtracting the grant date fair value of awards reported in the “Stock Awards” and “Option Awards” columns of the SCT, and (ii) making various required adjustments related to changes in fair value of stock and option awards for the applicable fiscal year. For purposes of those adjustments, stock and option awards were valued in a manner consistent with the valuation of those awards for financial accounting purposes, but determined as of the end of the fiscal year or the vesting date, as applicable.
[3]	The following adjustments were made to determine the CAP of our PEO, Jeff Toghraie, as reported above in the Pay Versus Performance table:
[4]	The following adjustments were made to determine the CAP of our non-PEO NEOs, as reported in the Pay Versus Performance Table. For non-PEO NEOs, CAP (including each of the adjustments shown below) is calculated on an average basis.
[5]	Represents net income (loss) determined in accordance with GAAP and as reported in our Form 10-K for the applicable fiscal year.
[6]	Total shareholder return (“TSR”) represents the cumulative investment return of an initial fixed $100 investment in the Company’s common stock at the price per share at market close on May 31, 2021, assuming reinvestment of any dividends.